Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material Income And Expense [Line Items]
Amounts recovered from insurance	$ 0	$ 0	$ 0
Total	12,506	32,229	40,557
Other Incomes
Material Income And Expense [Line Items]
Discounts obtained from suppliers	1,549	1,958	2,002
Fines charged to suppliers	201	46	4,118
Amounts recovered from insurance	55	1,240	1,242
Overestimate of provisions for third-party obligations	1,687	309	1,272
Sale of assets classified as property, plant and equipment	31	43	11
Sales of materials, spare parts and supplies	765	842	147
Reimbursement of mining patents and notary expenses	12	8,511	5,205
Options on mining properties	281	2,112	376
Easements, pipelines and roads	49	414	0
Government grants	1,144	13,076	24,387
reimbursements Royalty	2,184	2,000	0
Others	$ 4,548	$ 1,678	$ 1,797